RESTRUCTURING COST (Tables)	12 Months Ended
Dec. 31, 2023
Restructuring and Related Activities [Abstract]
Schedule of Restructuring Plan
Restructuring Items	December 31, 2023	December 31, 2022

Balance sheet
Other Provisions	$-	$190
Investment in building and infrastructures	-	4,571
Investment in machinery (**)	-	7,799
Total	$-	$12,560
Profit and loss
Restructuring expenses, net
Forfeited guarantee
Employee’s termination cost	-	975
Restructuring income from lease modification	-	-
Restructuring expenses from asset’s impairment	-	-
Other restructuring expenses	-	740
	$-	$1,715
Cost of sales
Acceleration of assets depreciation expenses	-	-
Total	$-	$1,715

* Net cash used in operating activity for restructuring expenses in 2023 and 2022 was $0 and $1.7 million respectively.

** In previous years, investment in machinery was offset by a grant of $2.7 million ($1.5 million in 2022 and $1.2 million in 2021) received from the State of Oklahoma as part of a larger incentive plan granted to TAT. As part of this plan TAT Limco will be entitled to several incentives including additional grants, tax exempt and incentives and support in employee's salaries over the next 10 years